Related Party Balances and Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Mr. Ban Lor [Member]
Related Party Balances and Transaction (Textual)
Balance due from related party	$ 102,567
Company loaned related party controlled	$ 51,516
Annual interest rate	5.35%
loan due date	Sep. 30, 2019
Balance due to related party		$ 615,481
Advances repaid, Description	The advances were fully repaid in April 2019.
Mr. Stewart Lor [Member]
Related Party Balances and Transaction (Textual)
Balance due from related party		$ 3,073
Advances repaid, Description		The advances were fully repaid in August 2018.